Trade receivables - Aging list (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivable [Line Items]
Trade receivables	R$ 271,140	R$ 146,493
Provision for revenue cancellation	(6,512)	(4,191)	R$ (3,136)	R$ (5,212)
Cost
Trade Receivable [Line Items]
Trade receivables	99,088	72,338
Provision for revenue cancellation	(6,512)	(4,191)
Cost | From 1 to 30 days
Trade Receivable [Line Items]
Trade receivables	59,718	27,368
Cost | From 31 to 60 days
Trade Receivable [Line Items]
Trade receivables	44,827	25,949
Cost | From 61 to 90 days
Trade Receivable [Line Items]
Trade receivables	47,174	22,782
Cost | From 91 to 180 days
Trade Receivable [Line Items]
Trade receivables	85,358	40,326
Cost | From 181 to 365 days
Trade Receivable [Line Items]
Trade receivables	153,473	75,855
Allowance
Trade Receivable [Line Items]
Trade receivables	R$ (211,986)	R$ (113,934)